Vessels, Net (Details) - USD ($) $ in Thousands		2 Months Ended	10 Months Ended		12 Months Ended
	Feb. 05, 2023	Mar. 06, 2023	Nov. 09, 2023	Oct. 16, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Beginning balance					$ 3,734,671
Additions/ Remeasurement of finance lease liability/ (Depreciation)	$ 35,605		$ 66,733
Transfers to owned vessels		$ 53,232		$ 27,555	164,398
Ending balance					4,241,292	$ 3,734,671
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance		4,292,150	4,292,150	4,292,150	4,423,461	4,292,150	$ 3,220,627
Additions/ Remeasurement of finance lease liability/ (Depreciation)					1,065,949	432,773	1,202,206
Disposals/ Impairment						(301,462)	(130,683)
Disposals/ Impairment/ Transfers to owned vessels					(438,644)
Ending balance					5,050,766	4,423,461	4,292,150
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance		(514,821)	(514,821)	(514,821)	(688,790)	(514,821)	(368,057)
Additions/ Remeasurement of finance lease liability/ (Depreciation)					(209,950)	(199,135)	(163,941)
Disposals						25,166	17,177
Disposals/ Transfers to owned vessels					89,266
Ending balance					(809,474)	(688,790)	(514,821)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance		$ 3,777,329	$ 3,777,329	$ 3,777,329	3,734,671	3,777,329	2,852,570
Additions/ Remeasurement of finance lease liability/ (Depreciation)					855,999	233,638	1,038,265
Disposals/ Impairment						(276,296)	(113,506)
Disposals/ Impairment/ Transfers to owned vessels					(349,378)
Ending balance					4,241,292	3,734,671	$ 3,777,329
Owned Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					3,782,032
Additions/ Remeasurement of finance lease liability/ (Depreciation)					1,040,523
Disposals/ Impairment					(228,261)
Ending balance					4,594,294	3,782,032
Owned Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					(656,531)
Additions/ Remeasurement of finance lease liability/ (Depreciation)					(188,059)
Disposals					69,112
Ending balance					(775,478)	(656,531)
Owned Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					3,125,501
Additions/ Remeasurement of finance lease liability/ (Depreciation)					852,464
Disposals/ Impairment					(159,149)
Ending balance					3,818,816	3,125,501
Right-of-use assets under finance lease [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					641,429
Additions/ Remeasurement of finance lease liability/ (Depreciation)					25,426
Transfers to owned vessels					(210,383)
Ending balance					456,472	641,429
Right-of-use assets under finance lease [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					(32,259)
Additions/ Remeasurement of finance lease liability/ (Depreciation)					(21,891)
Transfers to owned vessels					20,154
Ending balance					(33,996)	(32,259)
Right-of-use assets under finance lease [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance					609,170
Additions/ Remeasurement of finance lease liability/ (Depreciation)					3,535
Transfers to owned vessels					(190,229)
Ending balance					$ 422,476	$ 609,170